UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TAX EXEMPT INTERMEDIATE-TERM FUND - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2009


[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2009




















                                                                      (Form N-Q)

48497-0809                                  (C)2009, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2009 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Periodic auction reset bonds - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.


(INS)       Principal and interest payments are insured by one of the following:
            ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Bayerische Landesbank or Dexia Credit Local.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

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USAA Tax-Exempt Intermediate Term Fund | 1

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(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Fannie Mae, Federal Housing Association Insured Mortgage Nursing Home, Government National Mortgage Association, or Texas Permanent School Fund.



PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA            Economic Development Authority
EDC            Economic Development Corp.
ETM            Escrowed to final maturity
IDA            Industrial Development Authority/Agency
IDB            Industrial Development Board
IDC            Industrial Development Corp.
ISD            Independent School District
PRE            Prerefunded to a date prior to maturity
USD            Unified School District



================================================================================
                                                    Portfolio of Investments | 2

================================================================================

PORTFOLIO OF INVESTMENTS


USAA TAX EXEMPT INTERMEDIATE-TERM FUND
June 30, 2009 (unaudited)

PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON              FINAL           VALUE
(000)         SECURITY                                      RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (87.9%)

               ALABAMA (1.0%)

$    345       Montgomery BMC Special Care Facilities
                     Financing Auth. (INS)                  4.88%        11/15/2018       $      323
  16,340       Montgomery Medical Clinic Board              4.75          3/01/2026           12,307
   5,000       Prattville IDB                               5.15          9/01/2013            4,809
   5,000       Private Colleges and Universities
                     Facilities Auth. (INS)                 4.75          9/01/2026            4,623
   2,000       Univ. of Alabama at Birmingham (INS) (PRE)   5.75          9/01/2020            2,137
                                                                                          ----------
                                                                                              24,199
                                                                                          ----------

               ALASKA (0.9%)

   7,650       Four Dam Pool Power Agency (LOC - Dexia
                     Credit Local) (PRE)                    5.00          7/01/2021            8,554
     165       Housing Finance Corp.                        5.50         12/01/2017              166
   3,750       North Slope Borough (INS)                    4.36 (a)      6/30/2011            3,606
   2,000       State (INS)                                  4.75          4/01/2021            1,966
   2,520       State (INS)                                  4.75          4/01/2022            2,462
   2,000       State (INS)                                  4.75          4/01/2023            1,941
   4,110       State (INS)                                  4.75          4/01/2024            3,970
                                                                                          ----------
                                                                                              22,665
                                                                                          ----------

               ARIZONA (1.5%)

   1,170       Health Facilities Auth.                      4.50          4/01/2016            1,172
     425       Health Facilities Auth.                      5.00          4/01/2017              433
   1,150       Health Facilities Auth.                      4.75          4/01/2025            1,042
   2,500       Maricopa County Phoenix Union High School
                     District No. 210 (INS)                 4.50          7/01/2024            2,509
  15,000       Mohave County IDA                            7.50          5/01/2019           16,297
   3,270       Phoenix Civic Improvement Corp., 5.50%,
                     7/01/2013 (INS)                        4.50 (b)      7/01/2024            2,779
   2,115       Phoenix Civic Improvement Corp., 5.50%,
                     7/01/2013 (INS)                        4.54 (b)      7/01/2025            1,778
   2,000       Pinal County IDA (INS)                       5.25         10/01/2020            1,769
   1,250       Pinal County IDA (INS)                       5.25         10/01/2022            1,081
   2,000       Pinal County IDA (INS)                       4.50         10/01/2025            1,464
   1,535       State Univ. (INS)                            5.00          9/01/2024            1,547
   7,180       Univ. Medical Center Corp.                   5.00          7/01/2022            6,593
                                                                                          ----------
                                                                                              38,464
                                                                                          ----------

               ARKANSAS (0.7%)

   3,125       Baxter County                                5.00          9/01/2026            2,546
   6,230       Independence County                          5.00          1/01/2021            5,866
   4,000       Independence County (INS)                    4.90          7/01/2022            3,627
   4,905       Jefferson County                             4.60         10/01/2017            4,838
   1,955       Little Rock                                  5.70          1/01/2018            1,981
                                                                                          ----------
                                                                                              18,858
                                                                                          ----------

====================================================================================================
USAA Tax-Exempt Intermediate Term Fund | 3

====================================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON              FINAL           VALUE
(000)         SECURITY                                      RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

               CALIFORNIA (7.8%)

$ 10,000       Chabot-Las Positas Community College
                     District (INS)                         4.85%(a)      8/01/2022       $    4,671
   5,000       Chabot-Las Positas Community College
                     District (INS)                         4.88 (a)      8/01/2023            2,149
   2,000       Coronado Community Dev. Agency (INS)         5.00          9/01/2024            1,801
   7,000       Health Facilities Financing Auth.            5.13          7/01/2022            6,897
   6,745       Kern County Board of Education (INS)         5.00          6/01/2026            6,572
  20,000       Los Angeles Department of Water and
                     Power(c) (INS)                         4.75          7/01/2025           20,083
   3,320       Modesto Irrigation District (INS)            5.64 (a)      7/01/2017            2,212
   3,325       Modesto Irrigation District (INS)            5.69 (a)      7/01/2018            2,086
   5,000       Public Works Board                           5.50          6/01/2019            5,029
   6,400       Public Works Board                           5.50          4/01/2021            6,336
   6,755       Public Works Board                           5.60          4/01/2022            6,685
   3,130       Public Works Board                           5.75          4/01/2023            3,122
   1,430       Sacramento City Financing Auth. (INS)        5.00         12/01/2024            1,286
  15,265       Sacramento Municipal Utility District
                     Financing Auth. (INS)                  4.75          7/01/2024           12,990
   4,720       Salinas Union High School District (INS)     4.37 (a)      6/01/2016            3,468
   2,000       Salinas Union High School District (INS)     4.37 (a)     10/01/2016            1,443
   3,525       San Bernardino County Redevelopment
                     Agency (INS)                           5.00          9/01/2025            3,077
   2,395       San Diego USD (INS)                          4.50          7/01/2025            2,336
   4,080       San Jose                                     4.95          4/01/2012            4,168
   3,000       San Jose USD (INS)                           4.50          6/01/2024            2,836
   7,065       Santa Clara County Financing Auth. (INS)     4.75          5/15/2023            7,036
   7,400       Santa Clara County Financing Auth. (INS)     4.75          5/15/2024            7,278
   7,750       Santa Clara County Financing Auth. (INS)     4.75          5/15/2025            7,564
   3,500       Santa Rosa Rancheria Tachi Yokut Tribe
                     (d)                                    5.00          3/01/2020            2,387
   2,175       Semitropic Improvement District (INS)        5.25         12/01/2018            2,266
   2,500       Solano Community College District (INS)      4.85 (a)      8/01/2023            1,073
   4,735       Solano Community College District (INS)      4.88 (a)      8/01/2024            1,878
   4,035       South Orange County Public Financing
                     Auth. (INS)                            5.00          8/15/2022            3,700
   4,920       South Orange County Public Financing
                    Auth. (INS)                             5.00          8/15/2025            4,402
  27,445       State                                        5.75          4/01/2027           27,291
   3,120       Statewide Communities Dev. Auth.             5.00          5/15/2021            2,753
   3,275       Statewide Communities Dev. Auth.             5.00          5/15/2022            2,851
   3,440       Statewide Communities Dev. Auth.             5.00          5/15/2023            2,959
   3,610       Statewide Communities Dev. Auth.             5.00          5/15/2024            3,065
   3,795       Statewide Communities Dev. Auth.             5.00          5/15/2025            3,183
   1,245       Systemwide Univ. (INS)                       5.50         11/01/2015            1,359
  16,020       Tobacco Securitization Auth.                 4.75          6/01/2025           12,601
   3,470       Tuolumne Wind Project Auth.  (e)             5.00          1/01/2022            3,413
                                                                                          ----------
                                                                                             196,306
                                                                                          ----------
               COLORADO (2.3%)

   4,500       Adams County (INS)                           4.38          9/01/2017            3,907
   5,000       Adams County (INS)                           5.10          1/01/2019            5,035
   2,000       Arapahoe County School District No. 6
                     (INS)                                  5.25         12/01/2018            2,124
   2,585       Arapahoe County School District No. 6
                     (INS)                                  5.25         12/01/2019            2,746
   2,000       Arapahoe County School District No. 6
                     (INS)                                  5.25         12/01/2020            2,107
   2,000       Arapahoe County School District No. 6
                     (INS)                                  5.25         12/01/2021            2,091
   2,400       Denver Health and Hospital Auth.  (PRE)      6.25         12/01/2016            2,668
  30,955       Denver Health and Hospital Auth.             4.75         12/01/2027           24,399
   1,000       Health Facilities Auth.                      5.25          6/01/2023              949
   2,140       Pueblo School District No. 60 (INS)          5.25         12/15/2020            2,277
   9,045       State (INS)                                  5.00         11/01/2023            9,266
                                                                                          ----------
                                                                                              57,569
                                                                                          ----------

====================================================================================================
                                                                        Portfolio of Investments | 4

====================================================================================================


PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON              FINAL           VALUE
(000)         SECURITY                                      RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

               CONNECTICUT (0.8%)

$  4,000       Health and Educational Facilities Auth.
                     (INS)                                  5.00%         7/01/2025       $    3,240
   1,000       Mashantucket (Western) Pequot Tribe  (d)     5.60          9/01/2009              996
   4,400       Mashantucket (Western) Pequot Tribe  (d)     5.70          9/01/2012            3,800
  16,500       Mashantucket (Western) Pequot Tribe  (d)     5.75          9/01/2018           11,094
                                                                                          ----------
                                                                                              19,130
                                                                                          ----------

               DELAWARE (0.4%)

   1,495       Health Facilities Auth. (INS)                4.80          5/01/2017            1,309
   1,830       Health Facilities Auth. (INS)                4.90          5/01/2018            1,584
   1,000       Health Facilities Auth. (INS)                5.00          5/01/2019              857
   1,515       Health Facilities Auth. (INS)                5.05          5/01/2020            1,287
   1,010       Municipal Electric Corp. (INS)               5.25          7/01/2013            1,074
   1,460       Municipal Electric Corp. (INS)               5.25          7/01/2017            1,553
   1,580       Municipal Electric Corp. (INS)               5.25          7/01/2018            1,632
                                                                                          ----------
                                                                                               9,296
                                                                                          ----------

               DISTRICT OF COLUMBIA (0.6%)

   4,560       District of Columbia (INS) (PRE)             6.20          7/01/2019            4,652
   7,000       District of Columbia (INS)                   5.00          1/01/2025            6,955
   7,930       District of Columbia (INS)                   4.75          5/01/2027            4,460
                                                                                          ----------
                                                                                              16,067
                                                                                          ----------

               FLORIDA (5.3%)

   5,165       Brevard County School Board (INS)            5.00          7/01/2025           4,999
   6,500       Broward County School Board (INS)            5.00          7/01/2023           6,494
   4,000       Broward County School Board (INS)            5.00          7/01/2024           3,979
   3,710       Broward County School Board (INS)            5.00          7/01/2025           3,672
   7,905       Dade County (INS)                            6.00 (a)     10/01/2011           7,214
   8,610       Dade County (INS)                            6.10 (a)     10/01/2012           7,381
   3,270       Flagler County School Board (INS)            5.00          8/01/2025           3,271
   8,000       Hillsborough County IDA                      5.65          5/15/2018           8,003
   4,250       Indian River County School Board (INS)       5.00          7/01/2024           4,254
   5,000       JEA St. Johns River Power Park (INS)         5.00         10/01/2020           5,102
   1,585       Miami Beach Health Facilities Auth.          6.13         11/15/2011           1,542
   1,670       Miami Dade County (INS)                      5.00          4/01/2022           1,676
   2,805       Miami Dade County (INS)                      5.00          4/01/2023           2,808
   8,375       Miami Dade County (INS)                      4.75         11/01/2023           7,982
   2,345       Miami Dade County, 5.00%, 10/01/2013
                     (INS)                                  4.54 (b)     10/01/2024            1,658
   9,830       Miami Dade County (INS)                      4.75         11/01/2024            9,326
   3,670       Miami Dade County, 5.00%, 10/01/2013
                     (INS)                                  4.57 (b)     10/01/2025            2,545
   2,500       Miami Dade County (INS)                      5.00         10/01/2026            2,435
  10,000       Miami Dade County School Board (INS)         5.00          2/01/2024            9,989
  12,000       Miami Dade County School Board (INS)         5.25          5/01/2025           12,177
   7,450       Palm Beach County Health Facilities Auth.
                     (INS)                                  5.00         12/01/2021            6,162
   1,500       Palm Beach County School Board (INS)         5.25          8/01/2018            1,618
     650       Palm Beach County School Board (INS)         5.00          8/01/2022              650
   6,000       Seminole Tribe  (d)                          5.75         10/01/2022            5,409
  14,815       Seminole Tribe  (d)                          5.50         10/01/2024           12,996
                                                                                          ----------
                                                                                             133,342
                                                                                          ----------
               GEORGIA (1.0%)

  10,000       Burke County Dev. Auth.                      7.00          1/01/2023           10,972
   5,000       Coweta County Dev. Auth. (INS)               4.35          9/01/2018            5,008
   4,000       Glynn-Brunswick Memorial Hospital Auth.      5.25          8/01/2023            3,968
   5,000       Savannah Hospital Auth. (INS)                5.00          7/01/2018            5,009
                                                                                          ----------
                                                                                              24,957
                                                                                          ----------

====================================================================================================
5 | USAA Tax-Exempt Intermediate Term Fund

====================================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON              FINAL           VALUE
(000)         SECURITY                                      RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

               GUAM (0.2%)

$  6,000       Education Financing Foundation (INS)         4.50%        10/01/2026       $    4,238
                                                                                          ----------

               HAWAII (0.2%)

   5,000       Housing Finance and Dev. Corp.               5.45          7/01/2017            5,006
                                                                                          ----------

               IDAHO (0.0%)

   1,000       Univ. of Idaho (INS)                         4.75          4/01/2022            1,005
                                                                                          ----------

               ILLINOIS (6.4%)

   2,475       Annawan Village                              5.63          1/01/2018            1,739
   1,000       Bedford Park Village                         4.60         12/01/2017              895
   3,240       Bedford Park Village                         4.80         12/01/2020            2,822
   3,085       Bedford Park Village                         4.90         12/01/2023            2,620
     405       Channahon                                    6.25          1/01/2010              407
   6,040       Channahon                                    6.88          1/01/2020            5,757
   2,000       Chicago  (PRE)                               5.00         11/01/2019            2,180
   5,000       Chicago                                      6.63         12/01/2022            4,217
  29,925       Chicago School Board (INS)                   4.82 (a)     12/01/2013           25,682
   2,170       Chicago-O'Hare International Airport
                     (INS)                                  5.50          1/01/2014            2,261
   7,000       Chicago-O'Hare International Airport
                     (INS)                                  5.00          1/01/2021            7,031
  10,000       Chicago-O'Hare International Airport
                     (INS)                                  5.00          1/01/2022           10,011
   2,000       Finance Auth.                                5.00          8/15/2017            1,659
     750       Finance Auth.                                5.25          4/01/2022              693
   2,000       Finance Auth.                                5.00          4/01/2023            1,704
   3,400       Finance Auth. (INS)                          5.00         11/01/2023            3,101
  10,500       Finance Auth. (INS)                          5.00         11/15/2023            8,990
   4,165       Finance Auth.                                5.00          4/01/2025            3,464
   8,000       Finance Auth.                                4.50         11/15/2026            6,492
   1,750       Finance Auth.                                5.40          4/01/2027            1,574
   1,000       Health Facilities Auth.                      5.25          9/01/2013            1,010
   2,000       Health Facilities Auth.                      5.25          9/01/2014            2,014
   2,500       Health Facilities Auth.                      5.25          9/01/2018            2,482
   3,000       Health Facilities Auth. (INS)                5.00          2/15/2020            2,998
   4,250       Health Facilities Auth.  (PRE)               6.80         11/15/2020            4,641
     825       Housing Dev. Auth.                           4.55          7/01/2021              822
     650       Housing Dev. Auth.                           4.60          7/01/2023              641
   8,050       Lake County Community Unit School
                     District (INS)                         5.13 (a)     12/01/2016            6,102
   2,500       Metropolitan Pier and Exposition Auth.,
                     5.20%, 6/15/2012 (INS)                 5.20 (b)      6/15/2017            2,394
   2,500       Metropolitan Pier and Exposition Auth.,
                     5.30%, 6/15/2012 (INS)                 5.30 (b)      6/15/2018            2,389
   4,000       Metropolitan Pier and Exposition Auth.,
                     5.40%, 6/15/2012 (INS)                 5.40 (b)      6/15/2019            3,787
   2,000       Northeastern Illinois Univ.                  4.75         10/01/2025            1,879
   4,735       Northern Illinois Univ. (INS)                4.88          4/01/2018            4,787
   5,820       Univ. of Illinois (INS) (PRE)                5.25          8/15/2015            5,910
   4,000       Univ. of Illinois (INS) (PRE)                5.25          8/15/2016            4,062
   7,815       Univ. of Illinois (INS) (PRE)                5.00          8/15/2020            8,360
   3,700       Volo Village, Lake County                    5.00          3/01/2016            3,035
  14,070       Will County Forest Preserve District
                     (INS)                                  5.40 (a)     12/01/2017           10,030
                                                                                          ----------
                                                                                             160,642
                                                                                          ----------

               INDIANA (3.1%)

   7,465       Bond Bank  (PRE)                             5.50          8/01/2016            7,935
  20,000       Finance Auth.(c) (INS)                       4.55         12/01/2024           17,572
   1,900       Finance Auth.                                5.00         10/01/2027            1,827
   6,725       Health and Educational Facilities
                     Financing Auth.                        5.00          2/15/2022            6,451
   1,400       Health Facility Financing Auth.              5.25          2/15/2018            1,400

====================================================================================================
                                                                        Portfolio of Investments | 6

====================================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON              FINAL           VALUE
(000)         SECURITY                                      RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  6,000       Indianapolis                                 6.05%         1/15/2010       $    5,954
   3,000       Jasper County (INS)                          5.85          4/01/2019            2,990
   4,950       Municipal Power Agency (INS)                 5.25          1/01/2017            5,134
   2,100       Municipal Power Agency (INS)                 5.25          1/01/2018            2,163
   6,000       Rockport (INS)                               4.63          6/01/2025            5,534
     965       St. Joseph County                            5.45          2/15/2017              957
   7,260       St. Joseph County                            5.75          2/15/2019            6,835
  11,000       Univ. of Southern Indiana(c) (INS)           5.00         10/01/2018           11,194
   1,500       Vanderburgh County Redevelopment
                     District                               5.00          2/01/2026            1,271
                                                                                          ----------
                                                                                              77,217
                                                                                          ----------

               IOWA (0.7%)

   9,190       Finance Auth. (INS)                          5.00          7/01/2014            9,443
   1,325       Finance Auth. (INS)                          5.00         12/01/2021            1,217
   1,390       Finance Auth. (INS)                          5.00         12/01/2022            1,260
   1,460       Finance Auth. (INS)                          5.00         12/01/2023            1,298
   1,535       Finance Auth. (INS)                          5.00         12/01/2024            1,334
   1,610       Finance Auth. (INS)                          5.00         12/01/2025            1,395
   1,690       Finance Auth. (INS)                          5.00         12/01/2026            1,450
                                                                                          ----------
                                                                                              17,397
                                                                                          ----------

               KANSAS (0.8%)

   1,665       Wyandotte County                             4.75         12/01/2016            1,588
  19,000       Wyandotte County                             5.00         12/01/2020           17,848
                                                                                          ----------
                                                                                              19,436
                                                                                          ----------

               KENTUCKY (0.3%)

   7,500       Economic Dev. Finance Auth. (INS)            5.75         12/01/2028            7,759
                                                                                          ----------

               LOUISIANA (2.6%)

   2,150       Local Government Environmental Facilities
                     and Community Dev. Auth. (INS)         5.25         12/01/2015            2,281
   2,260       Local Government Environmental Facilities
                     and Community Dev. Auth. (INS)         5.25         12/01/2016            2,379
   2,355       Local Government Environmental Facilities
                     and Community Dev. Auth. (INS)         5.25         12/01/2017            2,459
   7,000       New Orleans (INS)                            5.13          9/01/2021            6,889
   6,825       Office Facilities Corp. (INS)                5.38          5/01/2018            6,940
   2,000       Office Facilities Corp. (INS)                5.25         11/01/2018            2,073
   5,175       Offshore Terminal Auth.                      5.20         10/01/2018            5,176
   4,845       Orleans Levee District (INS)                 5.95         11/01/2010            4,865
   3,795       Orleans Levee District (INS)                 5.95         11/01/2014            3,805
   4,095       Orleans Levee District (INS)                 5.95         11/01/2015            4,105
   4,450       St. Martin Parish                            4.35         10/01/2012            4,668
   3,955       St. Tammany Parish Hospital Service
                     District No. 1 (INS)                   5.00          7/01/2018            3,560
   9,000       Transportation Auth. (INS)                   4.38         12/01/2023            8,525
   9,000       Transportation Auth. (INS)                   4.38         12/01/2024            8,430
                                                                                          ----------
                                                                                              66,155
                                                                                          ----------

               MAINE (0.1%)

   1,715       Housing Auth.                                5.35         11/15/2021            1,730
   1,500       Jay                                          4.85          5/01/2019            1,259
                                                                                          ----------
                                                                                               2,989
                                                                                          ----------

               MARYLAND (0.4%)

   2,915       Community Dev. Administration                5.88          7/01/2016            2,919
   2,500       EDC                                          6.20          9/01/2022            2,686
   5,000       Health and Higher Educational Facilities
                     Auth.                                  6.00          1/01/2028            4,652
                                                                                          ----------
                                                                                              10,257
                                                                                          ----------

====================================================================================================
7 | USAA Tax-Exempt Intermediate Term Fund

====================================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON              FINAL           VALUE
(000)         SECURITY                                      RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

               MASSACHUSETTS (1.3%)

$  5,105       Commonwealth                                 5.75%         6/15/2015       $    5,403
   4,500       Commonwealth (INS) (PRE)                     5.50          3/01/2018            4,925
   7,775       Commonwealth (INS) (PRE)                     5.38          8/01/2021            8,589
   4,000       Health and Educational Facilities Auth.      5.00          7/15/2027            2,833
   5,545       Massachusetts Bay Transportation Auth.       4.60 (a)      7/01/2022            2,955
   7,790       Massachusetts Bay Transportation Auth.       4.65 (a)      7/01/2023            3,872
   5,000       Massachusetts Bay Transportation Auth.       4.70 (a)      7/01/2024            2,310
   1,600       Massachusetts Bay Transportation Auth.       4.73 (a)      7/01/2025              693
     110       Water Pollution Abatement Trust              4.75          8/01/2025              114
                                                                                          ----------
                                                                                              31,694
                                                                                          ----------

               MICHIGAN (1.8%)

  18,000       Building Auth. (INS)                         4.81 (a)     10/15/2022            7,592
   2,585       Detroit Building Auth. (LOC - Comerica
                     Bank, N.A.)                            6.15          2/01/2011            2,589
   4,000       Detroit Downtown Dev. Auth. (INS)            5.00          7/01/2018            3,602
  25,000       Dickinson County EDC                         4.80         11/01/2018           21,199
   2,060       Hospital Finance Auth.                       6.25         10/01/2016            2,060
   2,675       Hospital Finance Auth.                       5.00         11/15/2019            2,453
   3,400       Hospital Finance Auth.                       5.00         11/15/2022            2,965
   2,000       Kent Hospital Finance Auth.                  5.50          7/01/2020            1,623
                                                                                          ----------
                                                                                              44,083
                                                                                          ----------

               MINNESOTA (1.9%)

   1,080       Chippewa County                              5.38          3/01/2022              948
   5,120       Chippewa County                              5.50          3/01/2027            4,291
  18,015       Cohasset(c)                                  4.95          7/01/2022           17,045
   2,500       Higher Education Facilities Auth.            4.50         10/01/2027            2,272
      15       Housing Finance Agency                       6.00          1/01/2018               15
   3,000       Municipal Power Agency                       4.38         10/01/2025            2,787
   5,315       St. Paul Housing and Redevelopment Auth.     5.70         11/01/2015            4,941
   1,500       St. Paul Housing and Redevelopment Auth.     5.85         11/01/2017            1,360
   7,680       St. Paul Housing and Redevelopment Auth.     5.15         11/15/2020            6,289
   3,500       St. Paul Housing and Redevelopment Auth.     5.25          5/15/2026            3,088
   5,260       Washington County Hospital and
                     Redevelopment Auth.                    5.38         11/15/2018            4,509
                                                                                          ----------
                                                                                              47,545
                                                                                          ----------

               MISSISSIPPI (0.1%)

   1,650       Hospital Equipment and Facilities Auth.      5.00         12/01/2016           1,477
   1,000       Hospital Equipment and Facilities Auth.      5.25         12/01/2021           846
   1,385       Lincoln County (INS)                         5.50          4/01/2018           1,337
                                                                                          ----------
                                                                                               3,660
                                                                                          ----------

               MISSOURI (1.1%)

  17,545       Cape Girardeau County Health Care
                     Facilities IDA                         5.00          6/01/2027           14,619
   1,000       Cass County                                  5.00          5/01/2022              861
   3,315       Cass County                                  5.38          5/01/2022            2,961
   2,000       Cass County                                  5.50          5/01/2027            1,634
   2,000       Dev. Finance Board                           4.75          6/01/2025            1,622
   2,440       Fenton City                                  4.50          4/01/2021            2,174
   1,760       Riverside IDA (INS)                          5.00          5/01/2020            1,696
   1,330       St. Joseph IDA                               5.00          4/01/2027            1,251
                                                                                          ----------
                                                                                              26,818
                                                                                          ----------

               MONTANA (0.3%)

   6,500       Forsyth (INS)                                4.65          8/01/2023            5,455

====================================================================================================
                                                                        Portfolio of Investments | 8

====================================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON              FINAL           VALUE
(000)         SECURITY                                      RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  2,300       Health Facilities Auth.                      6.38%         6/01/2018       $    2,300
                                                                                          ----------
                                                                                               7,755
                                                                                          ----------

               NEBRASKA (0.4%)

     620       Investment Finance Auth. (INS)               5.30         11/15/2012              624
   2,000       Investment Finance Auth. (INS)               5.45         11/15/2017            2,014
     500       Platte County Hospital Auth. No. 1 (INS)     5.50          5/01/2010              507
     500       Platte County Hospital Auth. No. 1 (INS)     5.55          5/01/2011              511
     500       Platte County Hospital Auth. No. 1 (INS)     5.65          5/01/2012              510
     500       Platte County Hospital Auth. No. 1 (INS)     5.75          5/01/2013              509
     500       Platte County Hospital Auth. No. 1 (INS)     5.90          5/01/2015              506
   3,500       Platte County Hospital Auth. No. 1 (INS)     6.05          5/01/2020            3,508
     560       Scotts Bluff County Hospital Auth.           5.13         11/15/2019              557
                                                                                          ----------
                                                                                               9,246
                                                                                          ----------

               NEVADA (0.5%)

   1,000       Clark County (INS)                           4.50         11/01/2016            1,002
   5,000       Clark County (INS) (PRE)                     5.25          7/01/2019            5,415
   2,865       Clark County                                 5.00          5/15/2020            2,885
   6,040       Department of Business and Industry (INS)    5.76 (a)      1/01/2017            1,169
   2,000       Reno (INS) (PRE)                             5.00          5/15/2018            2,079
                                                                                          ----------
                                                                                              12,550
                                                                                          ----------
               NEW HAMPSHIRE (0.2%)

   5,000       Business Finance Auth.                       5.85         12/01/2022            4,988
                                                                                          ----------
               NEW JERSEY (1.2%)

   2,000       EDA                                          5.75         12/01/2016            1,724
   5,000       EDA (INS)                                    5.00          7/01/2022            5,046
   8,830       EDA                                          5.25          9/01/2023            9,087
  13,500       EDA                                          5.50          6/15/2024           10,888
   5,000       Tobacco Settlement Financing Corp.           5.00          6/01/2017            4,510
                                                                                          ----------
                                                                                              31,255
                                                                                          ----------

               NEW MEXICO (0.7%)

   2,000       Farmington                                   6.30         12/01/2016            1,998
   4,150       Farmington                                   6.30         12/01/2016            4,145
   4,890       Jicarilla Apache Nation  (d)                 5.00          9/01/2018            4,998
   3,250       Jicarilla Apache Nation  (d)                 5.50          9/01/2023            3,326
   4,000       Sandoval County                              4.38          6/01/2020            3,972
                                                                                          ----------
                                                                                              18,439
                                                                                          ----------
               NEW YORK (10.8%)

   2,500       Albany IDA                                   5.75         11/15/2022            2,366
   5,500       Dormitory Auth.                              5.75          7/01/2013            5,834
   5,000       Dormitory Auth.                              5.20          2/15/2015            5,044
   1,500       Dormitory Auth.                              5.25          7/01/2015            1,616
   4,000       Dormitory Auth.                              5.20          2/15/2016            4,031
   5,420       Dormitory Auth. (LOC - Allied Irish Banks
                     plc)                                   4.40          7/01/2016            5,519
   2,005       Dormitory Auth.                              5.25          7/01/2016            2,133
   4,760       Dormitory Auth.                              5.30          2/15/2017            4,792
   2,000       Dormitory Auth.                              5.25          7/01/2017            2,102
  12,560       Dormitory Auth.  (ETM)                       5.30          2/15/2019           14,156
   1,085       Dormitory Auth.  (PRE)                       5.00          7/01/2019            1,096
   1,915       Dormitory Auth.                              5.00          7/01/2019            1,933
   5,000       Dormitory Auth.                              5.00          7/01/2020            4,360
   3,825       Dormitory Auth.  (PRE)                       5.05          2/01/2022            4,167
  24,935       Dormitory Auth.                              5.00          7/01/2022           23,002
   2,500       Dutchess County IDA                          4.50          8/01/2026            2,212
   2,730       East Rochester Housing Auth. (NBGA)          4.05          2/15/2012            2,776

====================================================================================================
9 | USAA Tax-Exempt Intermediate Term Fund

====================================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON              FINAL           VALUE
(000)         SECURITY                                      RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  2,000       East Rochester Housing Auth. (NBGA)          4.63%         2/15/2017       $    2,043
      20       Housing Finance Agency  (PRE)                6.00          9/15/2016               20
   3,000       Long Island Power Auth.                      5.25          6/01/2014            3,233
  17,075       Long Island Power Auth.                      5.00          4/01/2023           17,205
  10,000       Metropolitan Transportation Auth.            6.25         11/15/2023           11,019
   2,500       Metropolitan Transportation Auth. (INS)      5.00         11/15/2024            2,536
   6,800       Metropolitan Transportation Auth.            5.00         11/15/2024            6,809
  16,565       Metropolitan Transportation Auth.            5.00         11/15/2024           16,686
  21,625       New York City                                5.50          8/01/2015           23,458
   4,455       New York City                                5.63          8/01/2015            4,776
   6,865       New York City                                5.75          8/01/2016            7,389
   5,000       New York City                                5.25         10/15/2019            5,178
   5,000       New York City                                5.13         11/15/2022            5,194
   4,330       New York City                                5.13         12/01/2022            4,484
   6,000       New York City                                5.13         12/01/2023            6,188
  10,000       New York City                                5.00          4/01/2024           10,124
   5,240       New York City                                5.00          8/01/2024            5,314
   5,000       New York City                                5.25         11/15/2024            5,184
   5,000       New York City                                5.00          2/01/2025            5,066
   2,175       New York City IDA (INS)                      4.15          7/01/2014            1,929
   1,050       New York City IDA (INS)                      4.75          7/01/2019              861
  10,000       New York City Municipal Water Finance
                     Auth.                                  5.38          6/15/2017           10,752
   4,795       New York City Transitional Finance Auth.
                     (INS)                                  5.25          8/01/2019            5,089
   3,500       New York City Transitional Finance Auth.     5.00          1/15/2022            3,571
   6,000       Seneca Nation Indians Capital
                     Improvements Auth.  (d)                5.00         12/01/2023            3,893
     775       Suffolk County IDA                           5.00         11/01/2013              758
   1,880       Suffolk County IDA                           5.00         11/01/2014            1,796
   1,000       Suffolk County IDA                           5.00         11/01/2015              938
   3,180       Suffolk County IDA (INS)                     4.75          6/01/2026            2,016
  11,000       Tobacco Settlement Financing Corp.           5.50          6/01/2018           11,270
                                                                                          ----------
                                                                                             271,918
                                                                                          ----------

               NORTH CAROLINA (1.3%)

   6,000       Eastern Municipal Power Agency               5.50          1/01/2012            6,414
   4,885       Eastern Municipal Power Agency               5.50          1/01/2015            5,106
   1,830       Eastern Municipal Power Agency               5.50          1/01/2016            1,899
   1,000       Eastern Municipal Power Agency               5.50          1/01/2017            1,031
   3,000       Eastern Municipal Power Agency               5.00          1/01/2024            2,866
   5,500       Medical Care Commission                      5.00          7/01/2027            4,360
   5,000       Municipal Power Agency No. 1                 5.50          1/01/2013            5,416
   2,000       Municipal Power Agency No. 1                 5.25          1/01/2020            2,074
   4,000       Wake County Industrial Facilities and
                     Pollution Control Financing Auth.      5.38          2/01/2017            4,126
                                                                                          ----------
                                                                                              33,292
                                                                                          ----------

               NORTH DAKOTA (0.1%)

   1,000       Grand Forks (INS)                            5.00         12/15/2022            1,029
   2,055       Williams County                              5.00         11/01/2021            1,773
                                                                                          ----------
                                                                                               2,802
                                                                                          ----------

               OHIO (1.6%)

  22,395       Buckeye Tobacco Settlement Financing
                     Auth.                                  5.13          6/01/2024            1,098
   2,400       Fairview Park (INS)                          4.13         12/01/2020            2,331
   4,000       Franklin County                              5.80         10/01/2014            4,059
   2,650       Franklin County                              5.50          7/01/2017            2,236
  10,000       Hamilton (INS)                               4.65         10/15/2022           10,143
     895       Housing Finance Agency (NBGA)                5.10          9/01/2017              922
   1,750       Miami County                                 5.25          5/15/2021            1,548
   2,000       Miami County                                 5.25          5/15/2026            1,657
                                                                                          ----------
                                                                                              40,994
                                                                                          ----------

====================================================================================================
                                                                       Portfolio of Investments | 10

====================================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON              FINAL           VALUE
(000)         SECURITY                                      RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

               OKLAHOMA (1.5%)

$  5,360       Cherokee Nation (INS) (d)                    4.60%        12/01/2021       $    4,567
  11,270       Chickasaw Nation  (d)                        5.38         12/01/2017           11,295
   5,000       Chickasaw Nation  (d)                        6.00         12/01/2025            4,300
   3,895       Comanche County Hospital Auth. (INS)         5.25          7/01/2022            3,654
   3,000       Comanche County Hospital Auth. (INS)         5.25          7/01/2023            2,767
   1,400       Norman Regional Hospital Auth.               5.50          9/01/2024            1,088
  13,100       Norman Regional Hospital Auth.               5.00          9/01/2027            8,925
   2,135       Valley View Hospital Auth.                   6.00          8/15/2014            2,089
                                                                                          ----------
                                                                                              38,685
                                                                                          ----------

               OREGON (0.1%)

   1,000       Washington, Yamhill and Multnomah
                     Counties Hillsboro School District
                     No. 1J (INS)                           4.58 (a)      6/15/2025              413
   5,900       Washington, Yamhill and Multnomah
                     Counties Hillsboro School District
                     No. 1J (INS)                           4.59 (a)      6/15/2026            2,272
                                                                                          ----------
                                                                                               2,685
                                                                                          ----------

               PENNSYLVANIA (1.0%)

   1,000       Allegheny County IDA                         5.00          9/01/2021              857
   1,250       Allegheny County IDA                         5.10          9/01/2026            1,020
   17,300      Allegheny County IDA                         4.75         12/01/2032           17,488
   5,500       Higher Educational Facility Auth. (INS)      5.25          8/01/2014            5,571
   1,615       Lancaster County Hospital Auth.              5.00         11/01/2026            1,470
                                                                                          ----------
                                                                                              26,406
                                                                                          ----------

               RHODE ISLAND (0.7%)

     340       Health and Educational Building Corp.
                     (INS)                                  5.50          5/15/2012              340
   4,345       Health and Educational Building Corp.
                     (LOC - Allied Irish Banks plc)         5.88         11/15/2014            4,421
     765       Health and Educational Building Corp.
                     (INS)                                  5.50          5/15/2016              765
   5,500       Health and Educational Building Corp.
                     (INS)                                  5.00          5/15/2026            5,450
   5,915       Housing and Mortgage Finance Corp.           4.65         10/01/2026            5,689
                                                                                          ----------
                                                                                              16,665
                                                                                          ----------

               SOUTH CAROLINA (2.8%)

  11,000       Berkeley County                              4.88         10/01/2014           11,085
   4,250       Georgetown County                            5.95          3/15/2014            4,184
   5,000       Georgetown County                            5.70          4/01/2014            4,842
   5,000       Lexington County Health Services
                     District, Inc.                         5.00         11/01/2024            4,708
   7,335       Lexington County Health Services
                     District, Inc.                         5.00         11/01/2026            6,881
   5,870       SCAGO Educational Facilities Corp. (INS)     4.75         12/01/2026            4,845
   6,325       SCAGO Educational Facilities Corp. (INS)     4.75         12/01/2026            5,221
  29,015       Tobacco Settlement Revenue Management
                     Auth.                                  5.00          6/01/2018           29,014
                                                                                          ----------
                                                                                              70,780
                                                                                          ----------

               SOUTH DAKOTA (0.2%)

   6,065       Housing Dev. Auth. (INS)                     5.15         11/01/2020            6,189
                                                                                          ----------

               TENNESSEE (1.0%)

   7,000       Jackson                                      5.25          4/01/2023            6,892
   2,125       Johnson City Health and Educational
                     Facilities Board                       5.25          7/01/2026            1,852
   1,000       Nashville and Davidson County Health and
                     Educational Facilities Board (INS)     5.10          8/01/2019              923
     745       Shelby County Health, Educational and
                     Housing Facility Board  (PRE)          6.00          9/01/2016              845

====================================================================================================
11 | USAA Tax-Exempt Intermediate Term Fund

====================================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON              FINAL           VALUE
(000)         SECURITY                                      RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  1,255       Shelby County Health, Educational and
                     Housing Facility Board  (PRE)          6.00%         9/01/2016       $    1,424
     935       Shelby County Health, Educational and
                     Housing Facility Board  (PRE)          6.25          9/01/2018            1,068
   1,565       Shelby County Health, Educational and
                     Housing Facility Board  (PRE)          6.25          9/01/2018            1,788
   14,750      Sullivan County Health, Educational and
                     Housing Facilities Board               5.25          9/01/2026           10,914
                                                                                          ----------
                                                                                              25,706
                                                                                          ----------

               TEXAS (15.7%)

     910       Alamo Community College District (INS)
                     (PRE)                                  5.00         11/01/2020              994
   1,050       Alamo Community College District (INS)       5.00         11/01/2020            1,091
   2,300       Austin (INS)                                 5.00         11/15/2024            2,331
   5,610       Austin Utility Systems (INS)                 5.15 (a)      5/15/2017            4,082
   1,855       Bastrop ISD (NBGA)                           5.55 (a)      2/15/2014            1,641
   3,030       Bastrop ISD (NBGA)                           5.55 (a)      2/15/2015            2,565
   3,055       Bastrop ISD (NBGA)                           5.60 (a)      2/15/2016            2,457
   3,155       Bastrop ISD (NBGA)                           5.60 (a)      2/15/2017            2,392
   4,540       Bexar County Health Facilities Dev.
                     Corp.                                  5.00          7/01/2027            3,213
   2,925       Brazos River Auth.                           5.38          4/01/2019           31,879
   5,365       Cass County IDC                              5.35          4/01/2012            5,309
   2,680       Central Regional Mobility Auth., 4.55%,
                     1/01/2014 (INS)                        4.55 (b)      1/01/2020            1,835
   3,445       Central Regional Mobility Auth., 4.60%,
                     1/01/2014 (INS)                        4.60 (b)      1/01/2021            2,303
   2,600       Conroe ISD (NBGA)                            5.00          2/15/2023            2,737
   3,100       Conroe ISD (NBGA)                            5.00          2/15/2024            3,246
  13,745       Denton ISD (NBGA)                            5.03 (a)      8/15/2023            6,812
  16,500       Denton ISD (NBGA)                            5.06 (a)      8/15/2024            7,622
   2,905       Eagle Mountain-Saginaw ISD (NBGA)            4.38          8/15/2026            2,876
   1,520       Edgewood ISD (NBGA)                          4.88          8/15/2019            1,561
   1,595       Edgewood ISD (NBGA)                          5.00          8/15/2020            1,659
   1,675       Edgewood ISD (NBGA)                          5.00          8/15/2021            1,743
   2,245       Ennis ISD (NBGA)                             4.56 (a)      8/15/2024            1,021
   3,715       Ennis ISD (NBGA)                             4.58 (a)      8/15/2025            1,583
   3,720       Ennis ISD (NBGA)                             4.60 (a)      8/15/2026            1,483
   6,580       Fort Worth ISD (NBGA) (PRE)                  5.00          2/15/2018            7,015
   1,895       Hidalgo County Health Services Corp.         4.75          8/15/2017            1,646
     350       Hidalgo County Health Services Corp.         5.00          8/15/2019              298
   3,805       Hidalgo County Health Services Corp.         5.00          8/15/2022            3,093
   1,785       Hidalgo County Health Services Corp.         5.00          8/15/2026            1,337
   3,000       Houston (INS)                                5.00          3/01/2019            3,122
   3,635       Houston ISD Public Facility Corp. (INS)      5.35 (a)      9/15/2015            2,966
   4,955       Houston ISD Public Facility Corp. (INS)      5.35 (a)      9/15/2015            4,043
   6,955       Houston ISD Public Facility Corp. (INS)      5.38 (a)      9/15/2016            5,362
   2,635       Houston ISD Public Facility Corp. (INS)      5.38 (a)      9/15/2016            2,031
   3,885       Houston ISD Public Facility Corp. (INS)      5.40 (a)      9/15/2017            2,819
   5,000       Irving ISD (NBGA)                            5.31 (a)      2/15/2025            2,235
   2,200       Judson ISD (INS)                             5.00          2/01/2023            2,266
   1,500       Judson ISD (INS)                             5.00          2/01/2024            1,539
   1,595       La Porte ISD (INS)                           5.00          2/15/2022            1,666
   3,535       La Porte ISD (INS)                           5.00          2/15/2024            3,662
   3,830       Lewisville (INS)                             5.38          9/01/2015            3,739
   4,555       Lower Colorado River Auth. (INS)             4.38          5/15/2025            4,213
   4,555       Lower Colorado River Auth. (INS)             4.38          5/15/2026            4,158
   2,675       Marlin ISD Public Facility Corp.,
                     acquired 7/22/1998; cost $2,719  (f)   5.85          2/15/2018            2,518
   3,425       Mesquite Health Facilities Dev. Corp.        5.50          2/15/2025            2,662
   2,040       Midlothian Dev. Auth. (INS)                  5.00         11/15/2018            1,845
   2,235       Midlothian Dev. Auth. (INS)                  5.00         11/15/2021            1,948
   9,645       Midlothian Dev. Auth.                        6.00         11/15/2024            7,790
   1,695       Midlothian Dev. Auth. (INS)                  5.00         11/15/2026            1,394
   2,855       Midlothian Dev. Auth.                        5.13         11/15/2026            1,984

====================================================================================================
                                                                       Portfolio of Investments | 12

====================================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON              FINAL           VALUE
(000)         SECURITY                                      RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  2,500       North Texas Tollway Auth.                    6.00%         1/01/2023       $    2,654
   2,800       Northside ISD (NBGA) (PRE)                   5.00          2/15/2017            2,985
   2,500       Northside ISD (NBGA)                         5.00          2/15/2017            2,629
   2,865       Northside ISD (NBGA) (PRE)                   5.00          2/15/2018            3,054
   2,555       Northside ISD (NBGA)                         5.00          2/15/2018            2,624
   1,220       Nueces River Auth. (INS)                     5.00          7/15/2023            1,255
   1,530       Nueces River Auth. (INS)                     5.00          7/15/2024            1,570
   5,945       Plano ISD (NBGA)                             5.00          2/15/2019            6,090
   2,965       Plano ISD (NBGA)                             4.50          2/15/2023            3,022
   4,835       Port of Corpus Christi IDA                   5.40          4/01/2018            4,422
  19,050       Port of Corpus Christi IDC                   5.40          4/01/2018           17,422
   2,000       Red River Education Finance Corp.            4.38          3/15/2025            1,803
   5,255       Red River Education Finance Corp.            4.38          3/15/2026            4,649
   8,395       Rockwall ISD (NBGA)                          5.14 (a)      2/15/2022            4,501
   9,205       Sabine River Auth. (INS)                     4.95          3/01/2018            9,007
   1,965       San Leanna Education Facilities Corp.        5.13          6/01/2023            1,830
   1,000       San Leanna Education Facilities Corp.        5.13          6/01/2024              928
   1,545       San Leanna Education Facilities Corp.        5.13          6/01/2025            1,425
   5,200       Schertz-Cibolo-Universal City ISD (NBGA)     4.86 (a)      2/01/2023            2,624
   3,320       State                                        5.00          8/01/2016            3,659
   3,750       Tarrant County Cultural Education
                     Facilities Finance Corp.               5.25         11/15/2022            3,484
   9,410       Tarrant County Cultural Education
                     Facilities Finance Corp.               5.50         11/15/2022            7,861
   1,100       Tarrant County Cultural Education
                     Facilities Finance Corp.               6.00         11/15/2026              935
   8,300       Tarrant County Cultural Education
                     Facilities Finance Corp.               5.13          5/15/2027            6,416
   8,000       Tarrant Regional Water District (INS)        5.25          3/01/2017            8,721
   2,000       Tarrant Regional Water District (INS)        5.25          3/01/2019            2,126
   2,000       Tarrant Regional Water District (INS)        5.25          3/01/2020            2,124
   5,000       Tarrant Regional Water District (INS)        4.38          3/01/2021            5,018
   7,000       Transportation Commission                    4.38          4/01/2025            7,009
  18,000       Transportation Commission                    4.50          4/01/2026           18,093
   4,000       Transportation Commission                    4.75          4/01/2027            4,072
   3,895       Tyler Health Facilities Dev. Corp.           5.25          7/01/2011            3,891
   2,125       Tyler Health Facilities Dev. Corp.           5.25          7/01/2012            2,107
   1,500       Tyler Health Facilities Dev. Corp.           5.25          7/01/2013            1,473
   7,170       Tyler Health Facilities Dev. Corp.           5.25         11/01/2019            6,472
   7,945       Tyler Health Facilities Dev. Corp.           5.25         11/01/2021            6,903
   3,360       Tyler Health Facilities Dev. Corp.           5.25         11/01/2022            2,868
   3,800       Tyler Health Facilities Dev. Corp.           5.25         11/01/2023            3,162
   8,745       Tyler Health Facilities Dev. Corp.           5.25          7/01/2026            6,675
   4,500       Univ. of Texas Board of Regents  (PRE)       5.38          8/15/2017            4,851
   7,000       Univ. of Texas Board of Regents  (PRE)       5.25          7/01/2018            7,609
  12,505       Univ. of Texas Board of Regents              4.25          8/15/2025           12,381
  11,900       Univ. of Texas Board of Regents              4.25          8/15/2026           11,672
   1,795       Weatherford ISD (NBGA)                       4.73 (a)      2/15/2023              898
   1,795       Weatherford ISD (NBGA)                       4.77 (a)      2/15/2024              838
   5,970       Williamson County (INS)                      5.13          2/15/2022            6,332
   1,385       Wylie ISD (NBGA)                             5.00 (a)      8/15/2014            1,206
   1,690       Wylie ISD (NBGA)                             5.10 (a)      8/15/2015            1,404
                                                                                          ----------
                                                                                             396,540
                                                                                          ----------

               UTAH (0.9%)

   4,410       Intermountain Power Agency (INS) (ETM)       5.00          7/01/2012            4,422
  19,314       Jordanelle Special Service District,
                     acquired 6/18/09; cost $19,317
                     (f),(g)                               12.00          9/18/2009           19,314
                                                                                          ----------
                                                                                              23,736
                                                                                          ----------

               VIRGINIA (2.0%)

   1,750       Albemarle County IDA                         5.00          1/01/2024            1,410
   2,290       College Building Auth.                       5.00          6/01/2021            2,147

====================================================================================================
13 | USAA Tax-Exempt Intermediate Term Fund

====================================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON              FINAL           VALUE
(000)         SECURITY                                      RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

$ 11,280       College Building Auth.                       5.00%         6/01/2026       $    9,767
   1,775       Commonwealth Housing Dev. Auth.              4.35          1/01/2017            1,801
   1,810       Commonwealth Housing Dev. Auth.              4.35          7/01/2017            1,835
  15,342       Farms of New Kent Community Dev. Auth.       5.13          3/01/2036            8,316
   3,889       Peninsula Town Center Community Dev.
                     Auth.                                  5.80          9/01/2017            3,424
   6,752       Peninsula Town Center Community Dev.
                     Auth.                                  6.25          9/01/2024            5,413
   5,378       Peninsula Town Center Community Dev.
                     Auth.                                  6.35          9/01/2028            4,117
   5,510       Public School Auth.  (PRE)                   5.00          8/01/2017            5,834
   5,000       Richmond Convention Center Auth.  (PRE)      6.13          6/15/2020            5,322
   1,000       Small Business Financing Auth.               5.13          9/01/2022              762
                                                                                          ----------
                                                                                              50,148
                                                                                          ----------

               WASHINGTON (0.5%)

   1,800       Health Care Facilities Auth. (INS)           5.00         12/01/2023            1,615
   2,000       Health Care Facilities Auth. (INS)           5.00         12/01/2024            1,755
   2,310       Health Care Facilities Auth. (INS)           5.00         12/01/2025            2,020
   1,470       Higher Education Facilities Auth.            5.20         10/01/2017            1,478
   2,000       Housing Finance Commission (INS)             5.88          7/01/2019            2,002
   5,000       King County Housing Auth. (INS)              5.20          7/01/2018            4,674
                                                                                          ----------
                                                                                              13,544
                                                                                          ----------

               WISCONSIN (1.1%)

   4,130       Health and Educational Facilities Auth.
                     (INS)                                  5.25          8/15/2012            4,134
   5,000       Health and Educational Facilities Auth.
                     (INS)                                  5.13          8/15/2020            4,775
   8,300       Health and Educational Facilities Auth.      5.13          2/15/2026            7,485
   3,575       Housing and EDA                              4.85          9/01/2017            3,665
   1,345       Kaukauna Area School District (INS)          4.85          3/01/2017            1,404
   6,000       Sheboygan (INS)                              5.00          9/01/2015            6,329
                                                                                          ----------
                                                                                              27,792
                                                                                          ----------
               Total Fixed-Rate Instruments (cost: $2,347,503)                             2,218,869
                                                                                          ----------

               PUT BONDS (7.9%)

               ALABAMA (0.5%)

  10,900       Baptist Health Care Auth.                    6.00         11/15/2024           11,026
                                                                                          ----------

               ARIZONA (0.5%)

  12,500       Maricopa County                              6.00          5/01/2029           12,572
                                                                                          ----------

               CALIFORNIA (0.1%)

   3,000       Health Facilities Financing Auth.            4.95          7/01/2026            3,036
                                                                                          ----------

               FLORIDA (0.6%)

  16,000       Putnam County Dev. Auth. (INS)               5.35          3/15/2042           16,018
                                                                                          ----------

               GEORGIA (0.3%)

   8,100       DeKalb County Housing Auth.                  4.70         10/01/2031            8,413
                                                                                          ----------

               ILLINOIS (0.9%)

  15,000       CHICAGO                                      4.75          3/01/2030           15,243
   7,500       Educational Facilities Auth.                 4.75         11/01/2036            7,558
                                                                                          ----------
                                                                                              22,801
                                                                                          ----------

               LOUISIANA (0.6%)

  14,000       Public Facilities Auth.                      7.00         12/01/2038           14,830
                                                                                          ----------

====================================================================================================
                                                                       Portfolio of Investments | 14

====================================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON              FINAL           VALUE
(000)         SECURITY                                      RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

               MASSACHUSETTS (0.2%)

$  4,000       Dev. Finance Agency                          5.75%        12/01/2042       $    4,059
                                                                                          ----------

               MICHIGAN (1.7%)

  15,000       Hospital Finance Auth.                       6.00         12/01/2034           16,177
  15,000       Monroe County EDC (INS)                      4.65         10/01/2024           15,512
  10,550       Strategic Fund Ltd. (INS)                    4.85          9/01/2030           10,462
                                                                                          ----------
                                                                                              42,151
                                                                                          ----------

               NEW YORK (0.3%)

   8,500       Hempstead                                    5.00         12/01/2010            8,398
                                                                                          ----------

               OHIO (0.3%)

   8,000       Air Quality Dev. Auth.                       5.75          6/01/2033            8,210
                                                                                          ----------

               TENNESSEE (0.1%)

   2,000       Knox County Health, Educational, and
                     Housing Facilities Board (NBGA)        4.90          6/01/2031            2,105
                                                                                          ----------

               TEXAS (1.4%)

   3,505       Beaumont Multifamily Housing Finance
                     Corp. (NBGA)                           4.70         12/15/2031            3,605
   5,250       Gateway Public Facility Corp. (NBGA)         4.55          7/01/2034            5,512
   7,500       Matagorda County Navigation District
                     No. 1                                  5.13          6/01/2030            7,585
   3,505       Montgomery County Housing Finance Corp.
                     (NBGA)                                 4.85          6/01/2031            3,660
  15,000       North State Tollway Auth.                    6.00          1/01/2038           15,657
                                                                                          ----------
                                                                                              36,019
                                                                                          ----------

               WISCONSIN (0.4%)

   9,000       Madison                                      4.88         10/01/2027            9,637
                                                                                          ----------
               Total Put Bonds (cost: $193,845)                                              199,275
                                                                                          ----------

               PERIODIC AUCTION RESET BONDS (0.2%)

               OKLAHOMA (0.2%)

   5,900       Tulsa County Industrial Auth., acquired
                     7/20/2006; cost $5,900  (f),(g)        0.78          1/01/2039            4,130
                                                                                          ----------

               VARIABLE-RATE DEMAND NOTES (2.9%)

               ALABAMA (0.4%)

  10,000       Washington County IDA (LOC - Regions
                     Bank)                                  3.75          8/01/2037           10,000
                                                                                          ----------

               KENTUCKY (0.2%)

   5,000       Ohio County (INS)(LIQ)                       7.00          6/01/2013            5,000
                                                                                          ----------

               NEW YORK (0.2%)

   6,360       Ontario County IDA (LOC - RBS Citizens,
                     N.A.)                                  3.00         10/01/2040            6,360
                                                                                          ----------

               NORTH CAROLINA (0.4%)

  10,000       Charlotte-Mecklenberg Hospital Auth.
                     (LIQ)                                  2.50          1/15/2037           10,000
                                                                                          ----------

====================================================================================================
15 | USAA Tax-Exempt Intermediate Term Fund

====================================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON              FINAL           VALUE
(000)         SECURITY                                      RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

               PENNSYLVANIA (0.4%)

$ 10,000       Lackawanna County (LIQ)(INS)                 3.00%         9/01/2035       $   10,000
                                                                                          ----------

               RHODE ISLAND (0.2%)

   4,880       Health and Educational Building Corp.
                    (LOC - RBS Citizens, N.A.)              3.00          4/01/2035            4,880
                                                                                          ----------

               WASHINGTON (1.1%)

   3,300       Health Care Facilities Auth. (LOC - Key
                     Bank, N.A.)                            3.25          7/01/2030            3,300
  23,695       Housing Finance Commission (LOC - HSH
                     Nordbank A.G.)                         2.50          3/01/2036           23,695
                                                                                          ----------
                                                                                              26,995
                                                                                          ----------
               Total Variable-Rate Demand Notes (cost: $73,235)                               73,235
                                                                                          ----------
               TOTAL INVESTMENTS (COST: $2,620,483)                                     $  2,495,509
                                                                                          ==========

====================================================================================================
                                                                       Portfolio of Investments | 16

================================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

June 30, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================
17 | USAA Tax-Exempt Intermediate Term Fund

================================================================================

B. FAIR VALUE MEASUREMENTS - Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of June 30, 2009:
                                                              SIGNIFICANT
                                        OTHER SIGNIFICANT     UNOBSERVABLE
                        QUOTED PRICES   OBSERVABLE INPUTS        INPUTS
INVESTMENTS               (LEVEL 1)        (LEVEL 2)           (LEVEL 3)
--------------------------------------------------------------------------------
Municipal Securities*            $-      $2,472,065,000        $23,444,000
                        --------------------------------------------------------
TOTAL                            $-      $2,472,065,000        $23,444,000
--------------------------------------------------------------------------------
*Includes debt securities issued by states, territories, and possessions of the United States, and political subdivisions thereof. Refer to the portfolio of investments for a detailed list of the Fund's investments.

For the securities valued using significant unobservable inputs, the Manager determined the market quotations from pricing services were not determinative of fair value. As such, the valuation methodologies also included adjustments made by the Manager. These unobservable inputs included risk premium adjustments reflecting the amount the Manager assumed market participants would demand because of the risk (uncertainty) in the cash flows from the securities and other information related to the securities such as credit quality and coupon rates.

================================================================================
                                          Notes to Portfolio of Investments | 18

================================================================================

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
                                                        MUNICIPAL SECURITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Balance as of  March 31, 2009
                                                          $         -
Net realized gain (loss)                                            -
Change in net unrealized appreciation/depreciation         (1,772,000)
Net purchases (sales)                                      19,316,000
Transfers in and/or out of Level 3                          5,900,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
BALANCE AS OF JUNE 30, 2009                               $23,444,000
--------------------------------------------------------------------------------

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. SUBSEQUENT EVENTS - Effective June 30, 2009, the Fund adopted FASB Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the quarterly report is issued or available to be issued and categorizes subsequent events as recognized or non-recognized for quarterly report purposes. Statement 165 requires entities to disclose the date through which an entity has evaluated subsequent events and the basis for that date. The Fund has evaluated subsequent events through August 25, 2009, the date the quarterly report was issued, and has included disclosures and accounting adjustments in the quarterly report for any subsequent events that impacted the Fund's financial condition at June 30, 2009.

E. As of June 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2009, were $42,024,000 and $166,998,000, respectively, resulting in net unrealized depreciation of $124,974,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,522,683,000 at June 30, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================
19 | USAA Tax-Exempt Intermediate Term Fund

================================================================================

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(c) At June 30, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(e) At June 30, 2009, the aggregate market value of securities purchased on a when-issued basis was $3,413,000.
(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2009, was $25,962,000, which represented 1.0% of the Fund's net assets.
(g) Security was fair valued at June 30, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

================================================================================
                                          Notes to Portfolio of Investments | 20




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    08/26/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/27/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/26/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.